Intangible Assets - Summary of Intangible Assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	£ 1,938
Ending Balance	3,122	£ 1,938
Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	2,268	1,543
Additions	1,414	725
Ending Balance	3,682	2,268
Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	330	166
Charge for the year	230	164
Ending Balance	560	330
Patents
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	1,813
Ending Balance	3,026	1,813
Patents | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	2,115	1,533
Additions	1,409	582
Ending Balance	3,524	2,115
Patents | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	302	163
Charge for the year	196	139
Ending Balance	498	302
Computer Software
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	125
Ending Balance	96	125
Computer Software | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	153	10
Additions	5	143
Ending Balance	158	153
Computer Software | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	28	3
Charge for the year	34	25
Ending Balance	£ 62	£ 28